Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 33.5%
DWS Core Equity Fund "Institutional" (a)	662,958	16,786,104
DWS Emerging Markets Equity Fund "Institutional" (a)	81,897	1,547,862
DWS European Equity Fund "Institutional" (a)	281,450	3,039,664
DWS RREEF Global Infrastructure Fund "Institutional" (a)	111,829	1,676,309
DWS RREEF Real Estate Securities Fund "Institutional" (a)	135,741	2,995,805
DWS Small Cap Core Fund "S" (a)	57,665	1,524,653
Total Equity - Equity Funds (Cost $21,098,584)		27,570,397
Equity - Exchange-Traded Funds 2.8%
iShares MSCI Japan ETF	15,883	837,352
iShares MSCI Pacific ex Japan ETF	12,220	551,855
SPDR S&P Emerging Asia Pacific ETF	9,590	895,226
Total Equity - Exchange-Traded Funds (Cost $2,372,644)		2,284,433
Fixed Income - Bond Funds 34.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	110,971	1,006,507
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	124,657	1,184,238
DWS ESG Global Bond Fund "S" (a)	180,012	1,639,906
DWS High Income Fund "Institutional" (a)	177,619	822,378
DWS Short Duration Fund "S" (a)	1,126,657	9,756,854
DWS Total Return Bond Fund "Institutional" (a)	1,291,552	13,767,945
Total Fixed Income - Bond Funds (Cost $28,137,983)		28,177,828
Fixed Income - Exchange-Traded Funds 24.9%
iShares Core U.S. Aggregate Bond ETF	88,767	9,799,877
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,080	855,476
iShares JP Morgan USD Emerging Markets Bond ETF	27,760	3,050,547
iShares TIPS Bond ETF	22,271	2,567,178
iShares U.S. Treasury Bond ETF	164,900	4,229,685
Total Fixed Income - Exchange-Traded Funds (Cost $20,313,147)		20,502,763
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.5%
U.S. Treasury Bills, 2.366% *, 8/15/2019 (b) (Cost $398,029)	400,000	398,151
	Shares	Value ($)
Fixed Income - Money Market Fund 4.2%
DWS Central Cash Management Government Fund, 2.40% (a) (c) (Cost $3,449,921)	3,449,921	3,449,921
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,770,308)	100.2	82,383,493
Other Assets and Liabilities, Net	(0.2)	(158,502)
Net Assets	100.0	82,224,991

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Equity - Equity Funds 33.5%
DWS Core Equity Fund, “Institutional” (a)
16,872,832	2,601,124	—	—	(2,687,852)	159,865	1,608,159	662,958	16,786,104
DWS Emerging Markets Equity Fund, “Institutional” (a)
785,337	845,098	—	—	(82,573)	5,798	—	81,897	1,547,862
DWS European Equity Fund, “Institutional” (a)
3,375,283	63,229	—	—	(398,848)	63,228	—	281,450	3,039,664
DWS RREEF Global Infrastructure Fund, “Institutional” (a)
—	1,647,853	—	—	28,456	2,753	—	111,829	1,676,309
DWS RREEF Real Estate Securities Fund, “Institutional” (a)
—	2,892,390	—	—	103,415	8,090	—	135,741	2,995,805
DWS Small Cap Core Fund, “S” (a)
1,917,660	82,123	—	—	(475,130)	6,015	76,108	57,665	1,524,653
Fixed Income - Bond Funds 34.3%
DWS Emerging Markets Fixed Income Fund, “Institutional” (a)
930,553	31,046	—	—	44,908	31,046	—	110,971	1,006,507
DWS Enhanced Commodity Strategy Fund, “Institutional” (a)
2,008,144	617,968	1,130,000	(386,225)	74,351	203,209	—	124,657	1,184,238
DWS ESG Global Bond Fund, “S” (a)
1,574,189	33,097	—	—	32,620	33,097	—	180,012	1,639,906
DWS Global High Income Fund, “Institutional” (a)
24,235	876	24,694	950	(1,367)	633	236	—	—
DWS GNMA Fund, “Institutional” (a)
2,839,665	48,168	2,923,943	31,866	4,244	48,168	—	—	—
DWS High Income Fund, “Institutional” (a)
910,883	36,800	117,500	(1,272)	(6,533)	38,801	—	177,619	822,378
DWS Short Duration Fund, “S” (a)
9,442,565	212,552	—	—	101,737	212,552	—	1,126,657	9,756,854
DWS Total Return Bond Fund, “Institutional” (a)
12,505,917	1,870,849	1,003,000	(18,395)	412,574	370,849	—	1,291,552	13,767,945
Fixed Income - Money Market Fund 4.2%
DWS Central Cash Management Government Fund, 2.40% (a) (c)
3,274,946	9,341,121	9,166,146	—	—	40,682	—	3,449,921	3,449,921
56,462,209	20,324,294	14,365,283	(373,076)	(2,849,998)	1,224,786	1,684,503	7,792,929	59,198,146

* Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At May 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At May 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Emerging Market Index	USD	6/21/2019	16	878,685	800,160	(78,525)
S&P 500 E-Mini Index	USD	6/21/2019	28	3,917,947	3,853,640	(64,307)
Total unrealized depreciation						(142,832)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$27,570,397	$—	$—	$27,570,397
Equity - Exchange-Traded Funds	2,284,433	—	—	2,284,433
Fixed Income - Bond Funds	28,177,828	—	—	28,177,828
Fixed Income - Exchange-Traded Funds	20,502,763	—	—	20,502,763
Short-Term U.S. Treasury Obligation	—	398,151	—	398,151
Fixed Income - Money Market Fund	3,449,921	—	—	3,449,921
Total	$81,985,342	$398,151	$—	$82,383,493
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(142,832)	$—	$—	$(142,832)
Total	$(142,832)	$—	$—	$(142,832)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (142,832)